Financial risk management (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Basis of interest rate risk exposure to CDI (percent)	107.00%	108.00%
Financial investments	R$ 590,014	R$ 487,924
Banking Issuances	28,427,994	R$ 24,089,234	R$ 16,188,440
Deposits [Member]
Disclosure of credit risk exposure [line items]
Banking Issuances	16,401,956
Certificate of Deposit - related party [Member]
Disclosure of credit risk exposure [line items]
Certificate of Deposit - related party	728,300
Interbank deposits
Disclosure of credit risk exposure [line items]
Interbank deposit	12,026,038
Short-term investments member [Member]
Disclosure of credit risk exposure [line items]
Short-term investment	588,259
Financial Investments [Member]
Disclosure of credit risk exposure [line items]
Financial investments	590,014
Compulsory reserve [Member]
Disclosure of credit risk exposure [line items]
Compulsory reserve	4,271,581
Bank accounts [Member]
Disclosure of credit risk exposure [line items]
Corporate securities	12,243,699
Borrowings [Member]
Disclosure of credit risk exposure [line items]
Balances with banks	2,436,846
Current Obligations to FIDC quota holders [Member]
Disclosure of credit risk exposure [line items]
Obligations to FIDC quota holders - Interest risk	R$ 1,171,463
Interest rate risk | Deposits [Member]
Disclosure of credit risk exposure [line items]
Basis of interest rate risk exposure to CDI (percent)	103.00%
Interest rate risk | Certificate of Deposit - related party [Member]
Disclosure of credit risk exposure [line items]
Basis of interest rate risk exposure to CDI (percent)	105.00%
Interest rate risk | Interbank deposits
Disclosure of credit risk exposure [line items]
Basis of interest rate risk exposure to CDI (percent)	107.00%
Interest rate risk | Short-term investments member [Member]
Disclosure of credit risk exposure [line items]
Basis of interest rate risk exposure to CDI (percent)	100.00%
Interest rate risk | Financial Investments [Member]
Disclosure of credit risk exposure [line items]
Basis of interest rate risk exposure to CDI (percent)	100.00%
Interest rate risk | Compulsory reserve [Member]
Disclosure of credit risk exposure [line items]
Basis of interest rate risk exposure to CDI (percent)	100.00%
Interest rate risk | Bank accounts [Member]
Disclosure of credit risk exposure [line items]
Basis of interest rate risk exposure to CDI (percent)	46.00%
Interest rate risk | Borrowings [Member]
Disclosure of credit risk exposure [line items]
Basis of interest rate risk exposure to CDI (percent)	105.00%
Interest rate risk | Current Obligations to FIDC quota holders [Member]
Disclosure of credit risk exposure [line items]
Basis of interest rate risk exposure to CDI (percent)	107.00%
Scenario with maintaining of CDI (14.90%) [Member] | Interest rate risk
Disclosure of credit risk exposure [line items]
Probable scenario for future interest rate (percent)	14.90%
Risk exposure associated with instruments sharing characteristic	R$ (5,143,626)
Scenario with maintaining of CDI (14.90%) [Member] | Interest rate risk | Deposits [Member]
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	(2,517,208)
Scenario with maintaining of CDI (14.90%) [Member] | Interest rate risk | Certificate of Deposit - related party [Member]
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	(113,942)
Scenario with maintaining of CDI (14.90%) [Member] | Interest rate risk | Interbank deposits
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	(1,917,311)
Scenario with maintaining of CDI (14.90%) [Member] | Interest rate risk | Short-term investments member [Member]
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	87,651
Scenario with maintaining of CDI (14.90%) [Member] | Interest rate risk | Financial Investments [Member]
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	87,912
Scenario with maintaining of CDI (14.90%) [Member] | Interest rate risk | Compulsory reserve [Member]
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	636,466
Scenario with maintaining of CDI (14.90%) [Member] | Interest rate risk | Bank accounts [Member]
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	(839,183)
Scenario with maintaining of CDI (14.90%) [Member] | Interest rate risk | Borrowings [Member]
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	(381,245)
Scenario with maintaining of CDI (14.90%) [Member] | Interest rate risk | Current Obligations to FIDC quota holders [Member]
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	R$ (186,766)
Probable scenario with decrease of CDI 12.15% [Member] | Interest rate risk
Disclosure of credit risk exposure [line items]
Probable scenario for future interest rate (percent)	12.15%
Risk exposure associated with instruments sharing characteristic	R$ (4,194,301)
Probable scenario with decrease of CDI 12.15% [Member] | Interest rate risk | Deposits [Member]
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	(2,052,623)
Probable scenario with decrease of CDI 12.15% [Member] | Interest rate risk | Certificate of Deposit - related party [Member]
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	(92,913)
Probable scenario with decrease of CDI 12.15% [Member] | Interest rate risk | Interbank deposits
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	(1,563,445)
Probable scenario with decrease of CDI 12.15% [Member] | Interest rate risk | Short-term investments member [Member]
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	71,473
Probable scenario with decrease of CDI 12.15% [Member] | Interest rate risk | Financial Investments [Member]
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	71,687
Probable scenario with decrease of CDI 12.15% [Member] | Interest rate risk | Compulsory reserve [Member]
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	518,997
Probable scenario with decrease of CDI 12.15% [Member] | Interest rate risk | Bank accounts [Member]
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	(684,300)
Probable scenario with decrease of CDI 12.15% [Member] | Interest rate risk | Borrowings [Member]
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	(310,881)
Probable scenario with decrease of CDI 12.15% [Member] | Interest rate risk | Current Obligations to FIDC quota holders [Member]
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	R$ (152,296)
Simulated scenario with decrease to 13.90% [Member] | Interest rate risk
Disclosure of credit risk exposure [line items]
Probable scenario for future interest rate (percent)	13.90%
Risk exposure associated with instruments sharing characteristic	R$ (4,798,418)
Simulated scenario with decrease to 13.90% [Member] | Interest rate risk | Deposits [Member]
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	(2,348,268)
Simulated scenario with decrease to 13.90% [Member] | Interest rate risk | Certificate of Deposit - related party [Member]
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	(106,295)
Simulated scenario with decrease to 13.90% [Member] | Interest rate risk | Interbank deposits
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	(1,788,633)
Simulated scenario with decrease to 13.90% [Member] | Interest rate risk | Short-term investments member [Member]
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	81,768
Simulated scenario with decrease to 13.90% [Member] | Interest rate risk | Financial Investments [Member]
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	82,012
Simulated scenario with decrease to 13.90% [Member] | Interest rate risk | Compulsory reserve [Member]
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	593,750
Simulated scenario with decrease to 13.90% [Member] | Interest rate risk | Bank accounts [Member]
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	(782,862)
Simulated scenario with decrease to 13.90% [Member] | Interest rate risk | Borrowings [Member]
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	(355,658)
Simulated scenario with decrease to 13.90% [Member] | Interest rate risk | Current Obligations to FIDC quota holders [Member]
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	R$ (174,232)